UNPAID CLAIM AND CLAIM EXPENSES - Cumulative Claims Paid and Incurred Claims (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Claims Development [Line Items]
IBNR	$ 8	$ 5
2022
Claims Development [Line Items]
Cumulative long-term disability incurred claims	57
2021
Claims Development [Line Items]
Cumulative long-term disability incurred claims	35	35
2020
Claims Development [Line Items]
Cumulative long-term disability incurred claims	22	22
2019
Claims Development [Line Items]
Cumulative long-term disability incurred claims	13	13
2018
Claims Development [Line Items]
Cumulative long-term disability incurred claims	7	7
2017
Claims Development [Line Items]
Cumulative long-term disability incurred claims	2	2
2017
Claims Development [Line Items]
Claim Frequency	113	113
2017 | 2022
Claims Development [Line Items]
Cumulative long-term disability incurred claims	2
2017 | 2021
Claims Development [Line Items]
Cumulative long-term disability incurred claims	1	1
2017 | 2020
Claims Development [Line Items]
Cumulative long-term disability incurred claims	2	2
2017 | 2019
Claims Development [Line Items]
Cumulative long-term disability incurred claims	2	2
2017 | 2018
Claims Development [Line Items]
Cumulative long-term disability incurred claims	2	2
2017 | 2017
Claims Development [Line Items]
Cumulative long-term disability incurred claims	2	2
2018
Claims Development [Line Items]
Claim Frequency	191	191
2018 | 2022
Claims Development [Line Items]
Cumulative long-term disability incurred claims	4
2018 | 2021
Claims Development [Line Items]
Cumulative long-term disability incurred claims	4	4
2018 | 2020
Claims Development [Line Items]
Cumulative long-term disability incurred claims	4	4
2018 | 2019
Claims Development [Line Items]
Cumulative long-term disability incurred claims	4	4
2018 | 2018
Claims Development [Line Items]
Cumulative long-term disability incurred claims	5	5
2019
Claims Development [Line Items]
Claim Frequency	265	265
2019 | 2022
Claims Development [Line Items]
Cumulative long-term disability incurred claims	5
2019 | 2021
Claims Development [Line Items]
Cumulative long-term disability incurred claims	5	5
2019 | 2020
Claims Development [Line Items]
Cumulative long-term disability incurred claims	6	6
2019 | 2019
Claims Development [Line Items]
Cumulative long-term disability incurred claims	7	7
2020
Claims Development [Line Items]
Claim Frequency	371	371
2020 | 2022
Claims Development [Line Items]
Cumulative long-term disability incurred claims	8
2020 | 2021
Claims Development [Line Items]
Cumulative long-term disability incurred claims	9	9
2020 | 2020
Claims Development [Line Items]
Cumulative long-term disability incurred claims	10	10
2021
Claims Development [Line Items]
IBNR		5
Claim Frequency	648	391
2021 | 2022
Claims Development [Line Items]
Cumulative long-term disability incurred claims	16
2021 | 2021
Claims Development [Line Items]
Cumulative long-term disability incurred claims	16	$ 16
2022
Claims Development [Line Items]
IBNR	8
Claim Frequency	392
2022 | 2022
Claims Development [Line Items]
Cumulative long-term disability incurred claims	$ 22